Income Taxes - Unrecognized Tax Positions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 649	$ 669	$ 866
Prior period tax positions:
Increases	8	13	58
Decreases	(40)	(21)	(257)
Current period tax positions	16	14	19
Settlements	(477)	(26)	(17)
Statute expiration	(10)	0	0
Ending balance	$ 146	$ 649	$ 669